Financial Risk Management Objective and Policies (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management Objective and Policies [Abstract]
Schedule of Increased/(Decreased) Financial Instruments	A 5% strengthening/(weakening) of the following currency against USD currency at 31 December would have increased/(decreased) financial instruments by USD equivalent amounts shown below:
	Increase/decrease in USD rate to the	Effect on loss before tax
	Egyptian Pound	USD
2023	+/-5%	301,433
2022	+/-5%	76,352

Schedule of Foreign Exchange Rate	Foreign currency operations were executed on the Sayrafa platform at the following exchange rates:
	2023
	Rate as at December 31	Average rate for the period from January 1 to December 31
	LBP	LBP

US Dollar	85,500	72,437

Schedule of Group’s Statement of Profit and Loss	The application of Sayrafa has affected the group’s statement of profit and loss in the following manner:
	At official rate	At Sayrafa rate	Impact
	USD	USD	USD

Consultancy and professional fees	9,788	185	9,603
Finance costs	1,135,964	23,561	1,112,404
Foreign exchange loss, net	17,597,732	416,638	17,181,094
General and administrative expenses	5,860,314	105,832	5,754,482
Income tax expense	557,648	17,298	540,350
Other income	8,213	144	8,069
Revenue	(13,824,274)	(296,861)	(13,527,413)
Selling and marketing expenses	2,209	39	2,170

Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates	The table below summarises the maturities of the Group’s undiscounted financial liabilities, based on contractual payment dates.
	On demand	Less than 3 months	3 months to 1 year	1 to 5 years	Total
	USD	USD	USD	USD	USD
December 31, 2023
Bank overdrafts	7,395	-	-	-	7,395
Lease liabilities	-	-	105,065	58,437	163,502
Trade and other payables	-	10,194,121	16,010,239	-	26,204,360
Amount due to related parties	-	-	1,097,997	-	1,097,997
Total	7,395	10,194,121	17,213,301	58,437	27,473,254

December 31, 2022
Bank overdrafts	3,756	-	-	-	3,756
Lease liabilities	-	-	188,245	168,799	357,044
Trade and other payables	-	12,311,919	14,210,320	-	26,522,239
Amount due to related parties	-	-	2,436,308	-	2,436,308
Total	3,756	12,311,919	16,834,873	168,799	29,319,347